Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.8% OF NET ASSETS

U.S. Stocks 20.9%
Large-Cap 18.1%
Schwab Core Equity Fund	$696,522	$21,896	($201,708 )	$56,518	$111,703	$684,931	29,358	$21,896
Schwab Fundamental US Large Company Index Fund	864,797	17,978	(246,251)	20,548	187,972	845,044	30,729	17,978
Schwab S&P 500 Index Fund	5,404,074	122,968	(1,889,471)	1,134,117	349,155	5,120,843	60,047	82,968
Schwab Select Large Cap Growth Fund *	922,814	158,966	(231,664)	(50,633)	218,827	1,018,310	40,297	158,966
						7,669,128
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	545,289	8,855	(152,246)	16,636	124,999	543,533	8,374	8,855
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	615,495	42,283	(216,386)	31,057	162,774	635,223	27,996	2,284
						8,847,884

International Stocks 7.5%
Developed Markets 7.5%
Schwab Fundamental International Large Company Index Fund	129,077	4,613	—	—	24,343	158,033	13,911	4,613
Schwab International Core Equity Fund	1,307,705	38,553	(335,647)	42,902	247,345	1,300,858	106,453	38,553
Schwab International Opportunities Fund	1,872,303	34,660	(505,000)	(17,465)	361,149	1,745,647	83,364	34,660
						3,204,538

Real Estate 2.1%
Global Real Estate 2.1%
Schwab Global Real Estate Fund	1,033,398	61,221	(380,491)	(80,283)	241,917	875,762	136,411	26,222

Fixed Income 41.7%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	2,904,874	116,377	(365,000)	(42,056)	184,437	2,798,632	271,448	80,772
Intermediate-Term Bond 27.1%
Schwab U.S. Aggregate Bond Index Fund	11,197,786	788,203	(1,303,000)	(191,176)	975,908	11,467,721	1,279,880	323,860
Short-Term Bond 8.0%
Schwab Short-Term Bond Index Fund	3,530,392	234,306	(450,000)	(28,565)	125,382	3,411,515	356,108	101,452
						17,677,868

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,790,671	52,970	(750,000)	235	(104)	1,093,772	1,093,444	51,400
Total Affiliated Underlying Funds (Cost $26,635,905)	$32,815,197	$1,703,849	($7,026,864 )	$891,835	$3,315,807	$31,699,824		$954,479

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 24.7% OF NET ASSETS

U.S. Stocks 5.5%
Large-Cap 5.0%
ClearBridge Large Cap Growth Fund, Class IS *						$928,778	12,852
Dodge & Cox Stock Fund, Class I						1,174,340	4,379
						2,103,118
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						208,288	4,999
						2,311,406

Fixed Income 19.2%
Intermediate-Term Bond 17.2%
Baird Aggregate Bond Fund, Institutional Class						6,391,675	648,901
Loomis Sayles Investment Grade Bond Fund, Class Y						336,375	33,909
Western Asset Core Plus Bond Fund, Class I						577,024	61,648
						7,305,074
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						848,555	85,626
						8,153,629
Total Unaffiliated Underlying Funds (Cost $10,116,437)						$10,465,035
Total Investments in Securities (Cost $36,752,342)						$42,164,859

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.2% OF NET ASSETS

U.S. Stocks 23.0%
Large-Cap 19.9%
Schwab Core Equity Fund	$898,561	$26,800	($218,185 )	$77,102	$142,031	$926,309	39,705	$26,800
Schwab Fundamental US Large Company Index Fund	1,070,958	21,318	(267,918)	26,894	237,871	1,089,123	39,604	21,318
Schwab S&P 500 Index Fund	6,649,359	103,610	(2,002,529)	1,493,056	397,101	6,640,597	77,868	103,610
Schwab Select Large Cap Growth Fund *	1,106,101	191,888	(250,000)	(48,137)	259,485	1,259,337	49,835	191,888
						9,915,366
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	640,834	11,149	(131,697)	12,167	164,043	696,496	10,730	11,149
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	715,135	2,932	(130,000)	32,242	209,106	829,415	36,554	2,932
						11,441,277

International Stocks 8.8%
Developed Markets 8.8%
Schwab Fundamental International Large Company Index Fund	185,282	6,621	—	—	34,943	226,846	19,969	6,621
Schwab International Core Equity Fund	1,765,110	50,313	(428,360)	55,819	338,558	1,781,440	145,781	50,313
Schwab International Opportunities Fund	2,343,895	44,318	(462,493)	42,580	406,237	2,374,537	113,397	44,318
						4,382,823

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,279,836	34,273	(345,999)	(1,233)	210,732	1,177,609	183,428	34,273

Fixed Income 38.9%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	3,129,036	203,882	(360,292)	(34,434)	189,989	3,128,181	303,412	88,882
Intermediate-Term Bond 25.1%
Schwab U.S. Aggregate Bond Index Fund	11,920,212	907,730	(1,160,945)	(171,219)	1,010,465	12,506,243	1,395,786	348,769
Short-Term Bond 7.5%
Schwab Short-Term Bond Index Fund	3,780,174	247,676	(417,032)	(25,869)	131,180	3,716,129	387,905	109,473
						19,350,553

Money Market Funds 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	2,002,488	53,922	(1,020,000)	449	(290)	1,036,569	1,036,258	51,713
Total Affiliated Underlying Funds (Cost $30,828,398)	$37,486,981	$1,906,432	($7,195,450 )	$1,459,417	$3,731,451	$37,388,831		$1,092,059

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 24.4% OF NET ASSETS

U.S. Stocks 6.0%
Large-Cap 5.6%
ClearBridge Large Cap Growth Fund, Class IS *						$1,233,711	17,071
Dodge & Cox Stock Fund, Class I						1,540,942	5,747
						2,774,653
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *						231,622	5,558
						3,006,275

Fixed Income 18.4%
Intermediate-Term Bond 16.3%
Baird Aggregate Bond Fund, Institutional Class						6,647,404	674,863
Loomis Sayles Investment Grade Bond Fund, Class Y						437,134	44,066
Western Asset Core Plus Bond Fund, Class I						1,044,995	111,645
						8,129,533
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,020,428	102,970
						9,149,961
Total Unaffiliated Underlying Funds (Cost $11,749,195)						$12,156,236
Total Investments in Securities (Cost $42,577,593)						$49,545,067

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.4% OF NET ASSETS

U.S. Stocks 24.1%
Large-Cap 20.9%
Schwab Core Equity Fund	$6,574,804	$191,570	($2,120,618 )	$698,944	$874,702	$6,219,402	266,584	$191,570
Schwab Fundamental US Large Company Index Fund	6,754,892	140,423	(1,411,985)	182,458	1,570,404	7,236,192	263,134	140,423
Schwab S&P 500 Index Fund	46,319,918	1,063,554	(14,952,793)	11,550,240	1,568,628	45,549,547	534,118	713,554
Schwab Select Large Cap Growth Fund *	7,895,948	1,354,415	(2,053,153)	(437,217)	1,876,900	8,636,893	341,784	1,354,415
						67,642,034
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	4,482,021	77,974	(944,436)	93,679	1,144,808	4,854,046	74,781	77,974
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	4,782,101	20,914	(850,000)	181,963	1,468,661	5,603,639	246,965	20,914
						78,099,719

International Stocks 9.8%
Developed Markets 9.8%
Schwab Fundamental International Large Company Index Fund	1,687,098	60,289	(429,524)	37,117	260,080	1,615,060	142,171	60,289
Schwab International Core Equity Fund	12,544,720	349,505	(3,032,739)	418,119	2,411,283	12,690,888	1,038,534	349,505
Schwab International Opportunities Fund	16,743,158	572,477	(3,002,252)	250,745	2,962,911	17,527,039	837,012	322,477
						31,832,987

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	8,684,495	241,322	(1,862,925)	(360,967)	1,815,165	8,517,090	1,326,650	241,322

Fixed Income 37.1%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	19,638,546	1,176,320	(2,225,000)	(223,381)	1,199,440	19,565,925	1,897,762	565,269
Intermediate-Term Bond 23.9%
Schwab U.S. Aggregate Bond Index Fund	73,955,359	3,665,386	(5,244,919)	(796,137)	6,016,858	77,596,547	8,660,329	2,159,151
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	23,322,277	1,452,740	(2,250,762)	(133,205)	789,034	23,180,084	2,419,633	676,537
						120,342,556

Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	12,045,067	317,164	(6,450,000)	2,773	(1,710)	5,913,294	5,911,520	303,104
Total Affiliated Underlying Funds (Cost $197,426,860)	$245,430,404	$10,684,053	($46,831,106 )	$11,465,131	$23,957,164	$244,705,646		$7,176,504

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 24.2% OF NET ASSETS

U.S. Stocks 6.3%
Large-Cap 5.8%
ClearBridge Large Cap Growth Fund, Class IS *						$8,514,752	117,819
Dodge & Cox Stock Fund, Class I						10,323,718	38,500
						18,838,470
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						1,681,097	40,343
						20,519,567

Fixed Income 17.9%
Intermediate-Term Bond 15.8%
Baird Aggregate Bond Fund, Institutional Class						38,943,972	3,953,703
Loomis Sayles Investment Grade Bond Fund, Class Y						4,110,953	414,411
Western Asset Core Plus Bond Fund, Class I						8,274,067	883,982
						51,328,992
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,712,536	677,350
						58,041,528
Total Unaffiliated Underlying Funds (Cost $76,073,328)						$78,561,095
Total Investments in Securities (Cost $273,500,188)						$323,266,741

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.8% OF NET ASSETS

U.S. Stocks 26.0%
Large-Cap 22.5%
Schwab Core Equity Fund	$11,017,365	$334,698	($3,853,142 )	$975,065	$1,591,050	$10,065,036	431,420	$334,698
Schwab Fundamental US Large Company Index Fund	9,970,719	207,275	(1,662,531)	243,968	2,403,318	11,162,749	405,918	207,275
Schwab S&P 500 Index Fund	70,842,643	1,079,557	(23,081,396)	13,203,049	6,520,144	68,563,997	803,987	1,079,557
Schwab Select Large Cap Growth Fund *	12,088,560	2,102,243	(3,321,618)	(950,388)	3,163,351	13,082,148	517,695	2,102,243
						102,873,930
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	5,210,346	90,645	—	—	1,498,788	6,799,779	104,757	90,645
Small-Cap 2.0%
Schwab Small-Cap Equity Fund	8,210,775	35,910	(1,941,120)	427,111	2,302,226	9,034,902	398,189	35,910
						118,708,611

International Stocks 11.9%
Developed Markets 11.9%
Schwab Fundamental International Large Company Index Fund	2,897,948	103,559	(467,311)	18,844	481,588	3,034,628	267,133	103,559
Schwab International Core Equity Fund	23,027,458	634,936	(6,951,031)	842,897	4,120,861	21,675,121	1,773,742	634,936
Schwab International Opportunities Fund	29,379,192	978,512	(6,010,451)	(676,229)	6,242,842	29,913,866	1,428,551	578,513
						54,623,615

Real Estate 2.9%
Global Real Estate 2.9%
Schwab Global Real Estate Fund	14,866,550	392,178	(4,417,420)	(909,504)	3,381,763	13,313,567	2,073,764	392,178

Fixed Income 32.5%
Inflation-Protected Bond 4.9%
Schwab Treasury Inflation Protected Securities Index Fund	18,662,483	4,654,791	(1,675,000)	(341,156)	1,289,206	22,590,324	2,191,108	616,090
Intermediate-Term Bond 21.3%
Schwab U.S. Aggregate Bond Index Fund	85,090,151	8,881,263	(2,825,000)	(514,276)	6,604,916	97,237,054	10,852,350	2,620,368
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	26,893,365	4,072,190	(2,744,724)	(169,053)	925,407	28,977,185	3,024,758	823,693
						148,804,563

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	13,377,675	363,450	(6,960,000)	1,443	(242)	6,782,326	6,780,292	348,356
Total Affiliated Underlying Funds (Cost $273,152,722)	$331,535,230	$23,931,207	($65,910,744 )	$12,151,771	$40,525,218	$342,232,682		$9,968,021

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 24.8% OF NET ASSETS

U.S. Stocks 7.0%
Large-Cap 6.4%
ClearBridge Large Cap Growth Fund, Class IS *						$13,234,543	183,126
Dodge & Cox Stock Fund, Class I						16,143,554	60,203
						29,378,097
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *						2,623,176	62,951
						32,001,273

International Stocks 0.1%
Emerging Markets 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						443,466	49,439

Fixed Income 17.7%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class						47,135,441	4,785,324
Loomis Sayles Investment Grade Bond Fund, Class Y						7,228,580	728,688
Western Asset Core Plus Bond Fund, Class I						14,851,942	1,586,746
						69,215,963
International Bond 2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						12,073,072	1,218,272
						81,289,035
Total Unaffiliated Underlying Funds (Cost $108,880,212)						$113,733,774
Total Investments in Securities (Cost $382,032,934)						$455,966,456

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 73.3% OF NET ASSETS

U.S. Stocks 32.1%
Large-Cap 27.7%
Schwab Core Equity Fund	$30,597,308	$921,469	($7,555,266 )	$2,044,254	$5,536,964	$31,544,729	1,352,110	$921,469
Schwab Fundamental US Large Company Index Fund	22,808,021	474,142	—	—	6,195,910	29,478,073	1,071,930	474,142
Schwab S&P 500 Index Fund	163,455,782	2,574,955	(38,890,806)	21,892,513	25,648,674	174,681,118	2,048,325	2,574,955
Schwab Select Large Cap Growth Fund *	35,523,998	6,129,004	(9,859,158)	(2,595,487)	9,070,427	38,268,784	1,514,396	6,129,004
						273,972,704
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	11,573,644	201,347	—	—	3,329,231	15,104,222	232,695	201,347
Small-Cap 2.9%
Schwab Small-Cap Equity Fund	24,722,458	108,124	(4,397,976)	911,131	7,638,551	28,982,288	1,277,315	108,124
						318,059,214

International Stocks 15.9%
Developed Markets 15.9%
Schwab Fundamental International Large Company Index Fund	7,671,890	274,156	(870,843)	32,175	1,328,779	8,436,157	742,619	274,156
Schwab International Core Equity Fund	57,973,490	1,709,157	(9,387,202)	952,087	12,452,247	63,699,779	5,212,748	1,709,157
Schwab International Opportunities Fund	74,970,383	1,476,261	(5,725,660)	(792,165)	15,578,286	85,507,105	4,083,434	1,476,261
						157,643,041

Real Estate 3.9%
Global Real Estate 3.9%
Schwab Global Real Estate Fund	35,934,062	1,063,668	(4,741,718)	(1,380,286)	7,629,794	38,505,520	5,997,745	1,063,668

Fixed Income 20.4%
Inflation-Protected Bond 1.9%
Schwab Treasury Inflation Protected Securities Index Fund	12,655,801	5,148,725	—	—	685,435	18,489,961	1,793,401	475,973
Intermediate-Term Bond 14.3%
Schwab U.S. Aggregate Bond Index Fund	115,450,990	20,408,590	(2,200,000)	(487,833)	8,846,819	142,018,566	15,850,286	3,714,214
Short-Term Bond 4.2%
Schwab Short-Term Bond Index Fund	35,929,245	7,524,942	(3,300,000)	(207,792)	1,222,943	41,169,338	4,297,426	1,136,118
						201,677,865

Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	18,056,147	521,740	(8,670,000)	2,094	(404)	9,909,577	9,906,605	503,199
Total Affiliated Underlying Funds (Cost $517,448,472)	$647,323,219	$48,536,280	($95,598,629 )	$20,370,691	$105,163,656	$725,795,217		$20,761,787

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 26.2% OF NET ASSETS

U.S. Stocks 8.9%
Large-Cap 8.0%
ClearBridge Large Cap Growth Fund, Class IS *						$34,214,228	473,422
Dodge & Cox Stock Fund, Class I						44,875,970	167,354
						79,090,198
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						9,204,027	220,879
						88,294,225

International Stocks 0.9%
Emerging Markets 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,280,903	1,034,660

Fixed Income 16.4%
Intermediate-Term Bond 12.6%
Baird Aggregate Bond Fund, Institutional Class						62,933,795	6,389,218
Loomis Sayles Investment Grade Bond Fund, Class Y						24,426,151	2,462,314
Western Asset Core Plus Bond Fund, Class I						37,014,791	3,954,572
						124,374,737
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						37,780,936	3,812,405
						162,155,673
Total Unaffiliated Underlying Funds (Cost $244,022,875)						$259,730,801
Total Investments in Securities (Cost $761,471,347)						$985,526,018

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 73.3% OF NET ASSETS

U.S. Stocks 36.6%
Large-Cap 31.2%
Schwab Core Equity Fund	$19,214,257	$586,798	($2,912,941 )	$334,410	$4,570,261	$21,792,785	934,110	$586,798
Schwab Fundamental US Large Company Index Fund	21,285,325	442,488	(2,620,633)	234,073	5,268,670	24,609,923	894,906	442,488
Schwab S&P 500 Index Fund	95,209,261	1,532,017	(12,202,124)	4,429,198	24,483,211	113,451,563	1,330,342	1,532,017
Schwab Select Large Cap Growth Fund *	23,044,554	4,048,250	(3,759,032)	(1,023,114)	5,552,663	27,863,321	1,102,624	4,048,250
						187,717,592
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	7,830,282	136,223	—	—	2,252,430	10,218,935	157,432	136,223
Small-Cap 3.7%
Schwab Small-Cap Equity Fund	16,703,087	73,050	(889,334)	129,971	5,940,516	21,957,290	967,708	73,050
						219,893,817

International Stocks 18.6%
Developed Markets 18.6%
Schwab Fundamental International Large Company Index Fund	4,885,973	174,601	—	—	921,456	5,982,030	526,587	174,601
Schwab International Core Equity Fund	38,431,082	1,133,015	(3,920,798)	378,447	8,804,933	44,826,679	3,668,304	1,133,015
Schwab International Opportunities Fund	50,227,617	989,044	—	—	9,987,843	61,204,504	2,922,851	989,044
						112,013,213

Real Estate 4.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	23,523,708	723,475	(500,001)	(161,251)	4,355,569	27,941,500	4,352,259	723,475

Fixed Income 12.8%
Intermediate-Term Bond 9.9%
Schwab U.S. Aggregate Bond Index Fund	45,364,622	10,421,018	—	—	3,329,697	59,115,337	6,597,694	1,500,559
Short-Term Bond 2.9%
Schwab Short-Term Bond Index Fund	14,351,870	2,787,796	—	—	432,078	17,571,744	1,834,211	469,741
						76,687,081

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	7,366,320	211,085	(3,610,000)	477	227	3,968,109	3,966,918	203,339
Total Affiliated Underlying Funds (Cost $321,720,746)	$367,437,958	$23,258,860	($30,414,863 )	$4,322,211	$75,899,554	$440,503,720		$12,012,600

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 26.1% OF NET ASSETS

U.S. Stocks 10.1%
Large-Cap 9.0%
ClearBridge Large Cap Growth Fund, Class IS *						$24,583,369	340,160
Dodge & Cox Stock Fund, Class I						29,913,304	111,554
						54,496,673
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *						6,443,439	154,630
						60,940,112

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,383,319	1,269,043

Fixed Income 14.1%
Intermediate-Term Bond 10.2%
Baird Aggregate Bond Fund, Institutional Class						23,577,205	2,393,625
Loomis Sayles Investment Grade Bond Fund, Class Y						17,083,018	1,722,078
Western Asset Core Plus Bond Fund, Class I						20,321,645	2,171,116
						60,981,868
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						23,590,686	2,380,493
						84,572,554
Total Unaffiliated Underlying Funds (Cost $145,055,732)						$156,895,985
Total Investments in Securities (Cost $466,776,478)						$597,399,705

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.5% OF NET ASSETS

U.S. Stocks 39.6%
Large-Cap 33.4%
Schwab Core Equity Fund	$42,905,831	$1,348,801	($8,122,229 )	$1,342,148	$9,325,667	$46,800,218	2,006,010	$1,348,801
Schwab Fundamental US Large Company Index Fund	42,471,374	882,911	—	—	11,537,554	54,891,839	1,996,067	882,911
Schwab S&P 500 Index Fund	196,624,321	3,163,889	(31,377,287)	14,313,772	44,590,474	227,315,169	2,665,516	3,163,889
Schwab Select Large Cap Growth Fund *	55,208,972	9,736,058	(10,527,810)	(2,783,259)	13,308,578	64,942,539	2,569,946	9,736,058
						393,949,765
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	15,551,496	1,270,550	—	—	4,526,705	21,348,751	328,898	270,550
Small-Cap 4.4%
Schwab Small-Cap Equity Fund	38,654,439	169,056	(781,389)	106,972	14,019,751	52,168,829	2,299,199	169,056
						467,467,345

International Stocks 21.0%
Developed Markets 21.0%
Schwab Fundamental International Large Company Index Fund	10,780,472	385,242	—	—	2,033,113	13,198,827	1,161,869	385,242
Schwab International Core Equity Fund	84,354,423	2,486,912	(6,982,702)	864,556	19,623,466	100,346,655	8,211,674	2,486,912
Schwab International Opportunities Fund	107,881,670	4,624,326	—	—	21,446,489	133,952,485	6,396,967	2,124,325
						247,497,967

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	48,984,436	3,517,851	—	—	8,887,100	61,389,387	9,562,210	1,517,851

Fixed Income 8.3%
Intermediate-Term Bond 6.4%
Schwab U.S. Aggregate Bond Index Fund	59,127,698	14,119,875	(2,500,000)	(592,858)	4,865,971	75,020,686	8,372,844	1,901,657
Short-Term Bond 1.9%
Schwab Short-Term Bond Index Fund	18,999,539	5,348,754	(2,000,000)	(127,717)	676,052	22,896,628	2,390,045	602,747
						97,917,314

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	8,510,295	252,851	(3,800,000)	1,030	(290)	4,963,886	4,962,398	244,826
Total Affiliated Underlying Funds (Cost $586,967,327)	$730,054,966	$47,307,076	($66,091,417 )	$13,124,644	$154,840,630	$879,235,899		$24,834,825

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 25.0% OF NET ASSETS

U.S. Stocks 11.6%
Large-Cap 10.3%
ClearBridge Large Cap Growth Fund, Class IS *						$55,195,043	763,734
Dodge & Cox Stock Fund, Class I						65,834,803	245,515
						121,029,846
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *						15,661,020	375,834
						136,690,866

International Stocks 2.8%
Emerging Markets 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						32,456,082	3,618,292

Fixed Income 10.6%
Intermediate-Term Bond 7.8%
Baird Aggregate Bond Fund, Institutional Class						31,770,751	3,225,457
Loomis Sayles Investment Grade Bond Fund, Class Y						34,006,735	3,428,098
Western Asset Core Plus Bond Fund, Class I						26,392,672	2,819,730
						92,170,158
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						33,192,830	3,349,428
						125,362,988
Total Unaffiliated Underlying Funds (Cost $264,282,263)						$294,509,936
Total Investments in Securities (Cost $851,249,590)						$1,173,745,835

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 43.2%
Large-Cap 36.4%
Schwab Core Equity Fund	$10,062,252	$316,320	($400,000 )	$14,294	$2,688,230	$12,681,096	543,553	$316,320
Schwab Fundamental US Large Company Index Fund	11,448,767	238,001	—	—	3,110,113	14,796,881	538,068	238,001
Schwab S&P 500 Index Fund	47,875,368	765,832	(3,566,584)	307,578	14,230,650	59,612,844	699,025	765,832
Schwab Select Large Cap Growth Fund *	16,926,076	2,998,810	(2,531,769)	(839,553)	4,091,236	20,644,800	816,969	2,998,810
						107,735,621
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,245,948	73,867	—	—	1,221,374	5,541,189	85,367	73,867
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	10,622,768	46,459	—	—	3,905,621	14,574,848	642,347	46,459
						127,851,658

International Stocks 22.7%
Developed Markets 22.7%
Schwab Fundamental International Large Company Index Fund	2,589,862	92,549	—	—	488,428	3,170,839	279,123	92,549
Schwab International Core Equity Fund	21,403,189	631,003	—	—	5,273,223	27,307,415	2,234,649	631,003
Schwab International Opportunities Fund	28,878,682	2,148,658	—	—	5,738,165	36,765,505	1,755,755	568,657
						67,243,759

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	13,017,321	1,417,187	—	—	2,392,684	16,827,192	2,621,058	417,186

Fixed Income 5.2%
Intermediate-Term Bond 4.0%
Schwab U.S. Aggregate Bond Index Fund	8,561,779	3,285,467	(800,001)	(191,089)	828,079	11,684,235	1,304,044	282,679
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	2,915,054	951,037	(300,000)	(31,536)	114,699	3,649,254	380,924	94,188
						15,333,489

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,455,186	34,205	(840,000)	135	(39)	649,487	649,293	32,350
Total Affiliated Underlying Funds (Cost $177,182,769)	$180,002,252	$12,999,395	($8,438,354 )	($740,171 )	$44,082,463	$227,905,585		$6,557,901

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 11.8%
Large-Cap 10.4%
ClearBridge Large Cap Growth Fund, Class IS *						$12,391,898	171,467
Dodge & Cox Stock Fund, Class I						18,384,337	68,560
						30,776,235
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						4,086,733	98,074
						34,862,968

International Stocks 3.6%
Emerging Markets 3.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,508,172	1,171,480

Fixed Income 7.1%
Intermediate-Term Bond 5.3%
Baird Aggregate Bond Fund, Institutional Class						4,474,703	454,285
Loomis Sayles Investment Grade Bond Fund, Class Y						7,201,513	725,959
Western Asset Core Plus Bond Fund, Class I						4,150,174	443,395
						15,826,390
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,264,830	531,264
						21,091,220
Total Unaffiliated Underlying Funds (Cost $58,828,492)						$66,462,360
Total Investments in Securities (Cost $236,011,261)						$294,367,945

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.7% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 38.6%
Schwab Core Equity Fund	$10,771,769	$338,625	$—	$—	$2,908,684	$14,019,078	600,903	$338,625
Schwab Fundamental US Large Company Index Fund	12,648,413	517,746	—	—	3,480,056	16,646,215	605,317	267,747
Schwab S&P 500 Index Fund	45,964,192	739,611	—	—	14,467,938	61,171,741	717,305	739,611
Schwab Select Large Cap Growth Fund *	20,644,563	3,699,860	(1,337,118)	(542,560)	4,750,192	27,214,937	1,076,966	3,699,860
						119,051,971
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,510,975	78,478	—	—	1,297,610	5,887,063	90,696	78,478
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	12,038,788	52,651	—	—	4,426,243	16,517,682	727,972	52,651
						141,456,716

International Stocks 23.9%
Developed Markets 23.9%
Schwab Fundamental International Large Company Index Fund	2,712,446	296,929	—	—	531,702	3,541,077	311,715	96,930
Schwab International Core Equity Fund	22,664,587	1,436,464	—	—	5,633,744	29,734,795	2,433,289	676,464
Schwab International Opportunities Fund	30,970,472	3,059,848	—	—	6,206,328	40,236,648	1,921,521	609,847
						73,512,520

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	13,950,532	1,147,264	—	—	2,555,129	17,652,925	2,749,677	447,264

Fixed Income 3.1%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	5,428,219	1,380,741	—	—	417,376	7,226,336	806,511	170,206
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	1,847,955	360,258	—	—	54,512	2,262,725	236,193	61,019
						9,489,061

Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	632,912	16,685	(370,000)	106	(33)	279,670	279,586	15,872
Total Affiliated Underlying Funds (Cost $189,971,709)	$184,785,823	$13,125,160	($1,707,118 )	($542,454 )	$46,729,481	$242,390,892		$7,254,574

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 20.8% OF NET ASSETS

U.S. Stocks 11.2%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *						$10,814,915	149,646
Dodge & Cox Stock Fund, Class I						18,439,059	68,764
						29,253,974
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						5,305,423	127,320
						34,559,397

International Stocks 4.6%
Emerging Markets 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						14,032,095	1,564,336

Fixed Income 5.0%
Intermediate-Term Bond 3.8%
Baird Aggregate Bond Fund, Institutional Class						2,671,153	271,183
Loomis Sayles Investment Grade Bond Fund, Class Y						6,147,656	619,723
Western Asset Core Plus Bond Fund, Class I						2,757,493	294,604
						11,576,302
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,813,985	384,862
						15,390,287
Total Unaffiliated Underlying Funds (Cost $56,059,258)						$63,981,779
Total Investments in Securities (Cost $246,030,967)						$306,372,671

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 47.1%
Large-Cap 39.5%
Schwab Core Equity Fund	$7,498,275	$235,718	$—	$—	$2,024,749	$9,758,742	418,292	$235,718
Schwab Fundamental US Large Company Index Fund	9,454,173	396,537	—	—	2,596,487	12,447,197	452,625	196,537
Schwab S&P 500 Index Fund	31,364,164	2,500,883	(676,000)	56,210	10,047,462	43,292,719	507,654	515,883
Schwab Select Large Cap Growth Fund *	15,261,893	2,735,193	(800,000)	(373,329)	3,474,094	20,297,851	803,239	2,735,193
						85,796,509
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	3,157,764	54,936	—	—	908,350	4,121,050	63,489	54,936
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	8,507,687	793,552	(123,000)	(18,856)	3,274,511	12,433,894	547,990	38,551
						102,351,453

International Stocks 24.2%
Developed Markets 24.2%
Schwab Fundamental International Large Company Index Fund	1,995,714	271,317	—	—	395,470	2,662,501	234,375	71,317
Schwab International Core Equity Fund	15,984,339	1,802,644	(630,000)	(40,456)	4,057,561	21,174,088	1,732,740	482,644
Schwab International Opportunities Fund	21,742,468	2,704,950	—	—	4,409,529	28,856,947	1,378,078	434,950
						52,693,536

Real Estate 6.3%
Global Real Estate 6.3%
Schwab Global Real Estate Fund	10,063,672	1,972,468	(200,000)	(63,886)	1,952,333	13,724,587	2,137,786	337,468

Fixed Income 2.2%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	2,893,538	291,085	—	—	208,433	3,393,056	378,689	90,800
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	936,183	441,216	—	—	27,749	1,405,148	146,675	31,127
						4,798,204
Total Affiliated Underlying Funds (Cost $138,412,027)	$128,859,870	$14,200,499	($2,429,000 )	($440,317 )	$33,376,728	$173,567,780		$5,225,124

UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

U.S. Stocks 11.2%
Large-Cap 9.3%
ClearBridge Large Cap Growth Fund, Class IS *						$6,943,085	96,071

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
Dodge & Cox Stock Fund, Class I						$13,337,456	49,739
						20,280,541
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						4,012,835	96,300
						24,293,376

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,127,120	1,240,482

Fixed Income 3.4%
Intermediate-Term Bond 2.6%
Baird Aggregate Bond Fund, Institutional Class						667,846	67,802
Loomis Sayles Investment Grade Bond Fund, Class Y						3,420,073	344,765
Western Asset Core Plus Bond Fund, Class I						1,462,233	156,221
						5,550,152
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,816,464	183,296
						7,366,616
Total Unaffiliated Underlying Funds (Cost $37,623,784)						$42,787,112
Total Investments in Securities (Cost $176,035,811)						$216,354,892

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.9% OF NET ASSETS

U.S. Stocks 47.6%
Large-Cap 39.5%
Schwab Core Equity Fund	$2,513,046	$651,942	($100,000 )	($666 )	$735,820	$3,800,142	162,887	$81,942
Schwab Fundamental US Large Company Index Fund	3,252,899	662,622	—	—	921,749	4,837,270	175,901	67,622
Schwab S&P 500 Index Fund	10,798,358	1,721,303	(50,000)	1,805	3,522,017	15,993,483	187,541	176,303
Schwab Select Large Cap Growth Fund *	5,231,858	1,625,712	(140,000)	(77,707)	1,206,802	7,846,665	310,513	930,712
						32,477,560
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,088,306	243,934	—	—	329,570	1,661,810	25,602	18,933
Small-Cap 6.1%
Schwab Small-Cap Equity Fund	2,964,767	1,018,511	(150,000)	(9,941)	1,210,512	5,033,849	221,853	13,512
						39,173,219

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Large Company Index Fund	638,893	219,498	—	—	131,934	990,325	87,176	24,498
Schwab International Core Equity Fund	5,604,520	1,514,231	(120,000)	3,388	1,419,654	8,421,793	689,181	165,231
Schwab International Opportunities Fund	7,319,619	2,600,816	—	—	1,551,079	11,471,514	547,828	148,816
						20,883,632

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	3,465,840	1,246,921	(60,000)	(26,769)	693,511	5,319,503	828,583	120,921

Fixed Income 1.5%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	619,239	198,107	—	—	47,334	864,680	96,504	22,046
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	281,318	74,902	—	—	8,391	364,611	38,060	9,875
						1,229,291
Total Affiliated Underlying Funds (Cost $55,794,186)	$43,778,663	$11,778,499	($620,000 )	($109,890 )	$11,778,373	$66,605,645		$1,780,411

UNAFFILIATED UNDERLYING FUNDS 18.6% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS *						$1,981,700	27,421

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
Dodge & Cox Stock Fund, Class I						$5,343,058	19,926
						7,324,758
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *						1,630,853	39,137
						8,955,611

International Stocks 5.4%
Emerging Markets 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						4,475,245	498,912

Fixed Income 2.3%
Intermediate-Term Bond 1.7%
Loomis Sayles Investment Grade Bond Fund, Class Y						1,229,303	123,922
Western Asset Core Plus Bond Fund, Class I						153,553	16,405
						1,382,856
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						464,407	46,862
						1,847,263
Total Unaffiliated Underlying Funds (Cost $13,529,341)						$15,278,119
Total Investments in Securities (Cost $69,323,527)						$81,883,764

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 82.0% OF NET ASSETS

U.S. Stocks 48.7%
Large-Cap 40.3%
Schwab Core Equity Fund	$582,206	$280,466	$—	$—	$181,960	$1,044,632	44,776	$20,200
Schwab Fundamental US Large Company Index Fund	748,089	398,555	(30,000)	776	235,669	1,353,089	49,203	16,555
Schwab S&P 500 Index Fund	2,486,454	1,165,652	(180,001)	2,982	880,956	4,356,043	51,079	41,652
Schwab Select Large Cap Growth Fund *	1,244,400	799,370	(120,000)	(36,360)	340,496	2,227,906	88,164	229,370
						8,981,670
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	261,864	124,822	—	—	82,971	469,657	7,236	4,556
Small-Cap 6.3%
Schwab Small-Cap Equity Fund	706,178	383,369	—	—	315,806	1,405,353	61,937	3,368
						10,856,680

International Stocks 25.9%
Developed Markets 25.9%
Schwab Fundamental International Large Company Index Fund	156,185	97,981	—	—	34,331	288,497	25,396	5,980
Schwab International Core Equity Fund	1,260,255	764,959	(74,999)	(381)	358,964	2,308,798	188,936	39,693
Schwab International Opportunities Fund	1,737,438	1,135,526	(90,000)	(39,150)	425,507	3,169,321	151,353	36,261
						5,766,616

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	791,831	520,495	—	—	168,183	1,480,509	230,609	32,495

Fixed Income 0.8%
Intermediate-Term Bond 0.3%
Schwab U.S. Aggregate Bond Index Fund	63,104	42,915	(40,000)	(1,602)	5,986	70,403	7,857	1,908
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	69,925	37,532	—	—	2,305	109,762	11,457	2,527
						180,165
Total Affiliated Underlying Funds (Cost $16,224,253)	$10,107,929	$5,751,642	($535,000 )	($73,735 )	$3,033,134	$18,283,970		$434,565

UNAFFILIATED UNDERLYING FUNDS 17.6% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS *						$488,858	6,764

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
Dodge & Cox Stock Fund, Class I						$1,437,478	5,361
						1,926,336
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *						435,099	10,442
						2,361,435

International Stocks 5.8%
Emerging Markets 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,284,750	143,227

Fixed Income 1.2%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						194,563	19,613
International Bond 0.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						76,167	7,686
						270,730
Total Unaffiliated Underlying Funds (Cost $3,598,504)						$3,916,915
Total Investments in Securities (Cost $19,822,757)						$22,200,885

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of July 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87628JUL24